Share-Based Payment (Details) - Schedule of number of share options and their related weighted average exercise prices - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment (Details) - Schedule of number of share options and their related weighted average exercise prices [Line Items]
Number of options, outstanding at beginning of year	6,200,000	6,200,000	7,355,833
Weighted average exercise price, outstanding at beginning of year	$ 0.15	$ 0.15	$ 0.16
Number of options, granted	20,000,000
Weighted average exercise price, granted	$ 0.03
Number of options, exercised
Weighted average exercise price, exercised
Number of options, expired			(1,155,833)
Weighted average exercise price, expired			$ 0.16
Number of options, forfeited	(10,000,000)
Weighted average exercise price, forfeited	$ 0.03
Number of options, outstanding at end of year	16,200,000	6,200,000	6,200,000
Weighted average exercise price, outstanding at end of year	$ 0.07	$ 0.15	$ 0.15
Number of options, exercisable at end of year	7,699,997	5,949,998	5,529,166
Weighted average exercise price, exercisable at end of year	$ 0.13	$ 0.16	$ 0.16